Related Party Transactions	3 Months Ended	4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Restructuring Cost and Reserve [Line Items]
Related Party Transactions

5.	RELATED PARTY

During the 3 months ended March 31, 2026, Boost Run Holdings LLC (“Boost Run Holdings”), a related party, incurred in audit fees directly to the Company’s independent registered public accounting firm on behalf of the Company. The Company and Boost Run Holdings are separate legal entities, and the Company was the beneficiary of the services provided.

As a result, the Company recorded a related party payable to Boost Run Holdings for the amount incurred. The balance outstanding as of March 31, 2026 is $52,000, inclusive of amounts incurred in 2025. The payable is unsecured, non-interest bearing, and due on demand, and no formal repayment terms exist between the parties.

5.	RELATED PARTY

During the period from September 5, 2025 (inception) through December 31, 2025, Boost Run Holdings LLC (“Boost Run Holdings”), a related party, paid $26,000 in audit fees directly to the Company’s independent registered public accounting firm on behalf of the Company. The Company and Boost Run Holdings are separate legal entities, and the Company was the beneficiary of the services provided.

As a result, the Company recorded a related party payable to Boost Run Holdings for the amount paid. The balance remained outstanding as of December 31, 2025. The payable is unsecured, non-interest bearing, and due on demand, and no formal repayment terms exist between the parties.

Boost Run Holdings LLC [Member]
Restructuring Cost and Reserve [Line Items]
Related Party Transactions

Note 10. Related Party

On November 25, 2025, the Company entered into the Related Party Loan with its CEO, Andrew Karos, under which the Company borrowed $1,430. Subsequent to March 31, 2026, in connection with the consummation of the Mergers (see Note 16 – Subsequent events), the Company repaid in full all outstanding borrowings under this arrangement.

As of March 31, 2026 and December 31, 2025, the Company had a related party receivable from Boost Run Inc. of $52 and $26, respectively, related to auditor and accounting fees recorded in accounts receivable in the condensed consolidated balance sheets.

Note 10. Related Party

On November 25, 2025, the Company entered into the Related Party Loan with its CEO, Andrew Karos, under which the Company borrowed $1,430. Refer to Note 9 – Debt for more information.